SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Property, Plant and Equipment, Estimated Useful Lives, Depreciation Rates [Table Text Block]
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following rates:

%

Computers and software	33
Electronic equipment	15
Office furniture and equipment	6
Leasehold improvements	The shorter of term of the lease or the useful life of the asset

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The following assumptions were applied in determining the compensation cost:

	Year ended December 31,
	2015	2014	2013

Risk-free interest rate	1.30% -1.90%	1.55%-2.21%	0.4%
Expected option term (years)	5.12-7	5.12-7	3
Expected price volatility	70.4%-83.74%	69.49%-84.63%	73.87%
Dividend yield	-	-	-
Weighted average grant date fair value	4.16	4.1	7.18